Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefits [line items]
Company's effective tax rate	26.50%	26.50%
Non-capital losses	$ 240,594,715
Accumulated Qualifying Research and Development expenses	5,635,128
Unclaimed investment tax credits	1,167,560	$ 1,167,560
2012 and 2011 SR and ED claims [member] | 2012 [member]
Income Tax Expense Benefits [line items]
Non-capital losses	6,517,436
2012 and 2011 SR and ED claims [member] | 2032 [member]
Income Tax Expense Benefits [line items]
Non-capital losses	7,260,729
2012 and 2011 SR and ED claims [member] | 2011 [member]
Income Tax Expense Benefits [line items]
Non-capital losses	9,423,694
2012 and 2011 SR and ED claims [member] | 2031 [member]
Income Tax Expense Benefits [line items]
Non-capital losses	12,735,836
Unclaimed Ontario Research and Development Tax Credit [member]
Income Tax Expense Benefits [line items]
Unclaimed investment tax credits	237,997	$ 237,997
Bottom of range [member]
Income Tax Expense Benefits [line items]
Accumulated Qualifying Research and Development expenses	5,635,128
Top of range [member]
Income Tax Expense Benefits [line items]
Accumulated Qualifying Research and Development expenses	$ 9,439,430